[FRONT COVER]

ANNUAL REPORT    NOVEMBER 30, 2001



Oppenheimer Select Managers
Mercury Advisors
Focus Growth Fund


[LOGO-FOUR HANDS]  OPPENHEIMER FUNDS/R/
THE RIGHT WAY TO INVEST

OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND



OBJECTIVE
OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND seeks long-term capital appreciation.

NARRATIVE BY MICHAEL S. HAHN, PORTFOLIO MANAGER

Due to extreme volatility and challenging conditions in the equity markets, the Fund produced negative returns and underperformed its benchmark,the S&P 500 BARRA Growth Index, from the period of the Fund's inception on February 16, 2001, to the end of its fiscal year on November 30, 2001.

The Fund's fiscal year proved to be one of the most difficult investing environments yet. As the U.S. officially entered a recession in March 2001, investors faced an overwhelming stream of poor earnings news, unfavorable economic indicators, falling consumer confidence and massive layoffs. All these were exacerbated by the events of September 11. The current recession ended an unprecedented 10-year expansion in U.S. economic growth that started in the early 1990s.

In an attempt to jump start the economy and limit the impact of the recession, the Federal Reserve Board cut short-term interest rates 10 times, from January 2001 to November 2001, for a total of four percentage points to 2.0%, the lowest rate in almost 40 years. Fed officials also left the door open for additional cuts to be made if necessary.The last two months of the period, October and November 2001, saw the equity markets rebound and gain back most of the losses sustained in mid September.

Against this backdrop,we remained true to our investment objective. Our approach is to identify approximately 20 stocks that we believe will outpace the market over the long term.Although fundamental analysis is the backbone of our strategy,we also use quantitative models to help narrow the universe of suitable stocks.We look for companies with a competitive advantage in fast growing industries, because we believe these candidates are well positioned to quickly grow market share while realizing economies of scale.

Even with these difficult market conditions,we managed to find attractive returns within the healthcare sector. One of the biggest detractors from the Fund's overall performance was once energy giant, Enron Corp. We sold our holdings in Enron immediately following the company's disclosure of some dubious transactions among management controlled partnerships, and before its failed merger with Dynegy, Inc.and the start of its impending bankruptcy.

Besides scrutinizing each individual company's performance,we also carefully track its competitors and keep a close eye on the industry. Such monitoring, we believe, is key to making informed judgments about each company relative to the rest of its sector. By the same token, as soon as a company's fundamental characteristics begin to deteriorate, we will consider selling it.

Currently, the Fund is still heavily overweighted in the technology sector, with continued emphasis on those companies expected to provide strong revenue and earnings growth despite a challenging market environment. In addition,we also have a sizeable exposure to the healthcare sector.We believe our holdings are well positioned to take advantage of new product opportunities that we believe are greater than generally perceived.

In any case,we have no intention of abandoning our aggressive, concentrated discipline to chase defensive sectors. Even though it is impossible to predict exactly when the market will recover, we are reasonably confident that these traditionally high-growth sectors will provide investors with ongoing strong returns over the long term. That's why we remain committed to our strategy of investing selectively in fast growing, competitive companies in growing industries; and that's what makes Oppenheimer Select Managers Mercury Advisors Focus Growth Fund part of The Right Way to Invest.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

The performance data shown represents past performance and does not guarantee future results. The principal value and return of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

2 Oppenheimer Select Managers Mercury Advisors Focus Growth Fund

FUND PERFORMANCE

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until November 30, 2001. Performance is measured from the inception of each Class. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares,and reinvestment of all dividends and capital gains distributions.

Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Mercury Advisors Focus Growth Fund
S&P 500 BARRA Growth Index


                Oppenheimer
                Select
                Managers
                Mercury
                Advisors        S&P 500
                Focus           BARRA
                Growth          Growth
                Fund            Index

02/16/01        9,425           10,000
02/28/01        7,549           10,000
05/31/01        6,513            9,935
08/31/01        4,006            9,119
11/30/01        3,723            9,601


CUMULATIVE TOTAL RETURN OF CLASS A SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -62.77%

CLASS A, B, C, N & Y INDEX PERFORMANCE INFORMATION BEGINS ON 2/28/01.

3 Oppenheimer Select Managers Mercury Advisors Focus Growth Fund

FUND PERFORMANCE

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Mercury Advisors Focus Growth Fund
S&P 500 BARRA Growth Index

                Oppenheimer
                Select
                Managers
                Mercury
                Advisors        S&P 500
                Focus           BARRA
                Growth          Growth
                Fund            Index

02/16/01        10,000          10,000
02/28/01         8,010          10,000
05/31/01         6,900           9,935
08/31/01         4,230           9,119
11/30/01         3,724           9,601


CUMULATIVE TOTAL RETURN OF CLASS B SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -62.76%



CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Mercury Advisors Focus Growth Fund
S&P 500 BARRA Growth Index

                Oppenheimer
                Select
                Managers
                Mercury
                Advisors        S&P 500
                Focus           BARRA
                Growth          Growth
                Fund            Index

02/16/01     10,000     10,000
02/28/01     8,010      10,000
05/31/01     6,900       9,935
08/31/01     4,230       9,119
11/30/01     3,881       9,601


CUMULATIVE TOTAL RETURN OF CLASS C SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION       -61.19%




4 Oppenheimer Select Managers Mercury Advisors Focus Growth Fund

FUND PERFORMANCE

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Mercury Advisors Focus Growth Fund
S&P 500 BARRA Growth Index

                Oppenheimer
                Select
                Managers
                Mercury
                Advisors        S&P 500
                Focus           BARRA
                Growth          Growth
                Fund            Index

03/01/01        10,000          10,000
05/31/01         8,333           9,935
08/31/01         5,133           9,119
11/30/01         4,711           9,601


CUMULATIVE TOTAL RETURN OF CLASS N SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -52.89%


CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Mercury Advisors Focus Growth Fund
S&P 500 BARRA Growth Index

                Oppenheimer
                Select
                Managers
                Mercury
                Advisors        S&P 500
                Focus           BARRA
                Growth          Growth
                Fund            Index
02/16/01        10,000          10,000
02/28/01         8,010          10,000
05/31/01         6,920           9,935
08/31/01         4,270           9,119
11/30/01         3,960           9,601


CUMULATIVE TOTAL RETURN OF CLASS Y SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -60.40%

5 Oppenheimer Select Managers Mercury Advisors Focus Growth Fund



STATEMENT OF ASSETS AND LIABILITIES                                                                        November 30, 2001



-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in Master Focus Twenty Trust                                                                           $1,999,874
-----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                                    23,017
                                                                                                          -------------------
Total assets                                                                                                       2,022,891

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Legal, auditing and other professional fees                                                                            3,857
Registration and filing fees                                                                                             630
Distribution and service plan fees                                                                                       622
Trustees' fees                                                                                                           221
Shares of beneficial interest redeemed                                                                                   197
Transfer and shareholder servicing agent fees                                                                            114
Other                                                                                                                    649
                                                                                                          -------------------
Total liabilities                                                                                                      6,290

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                        $2,016,601
                                                                                                          ===================

-----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                   $2,512,772
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                                                     (506,925)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                                                             10,754
                                                                                                          -------------------
NET ASSETS                                                                                                        $2,016,601
                                                                                                          ===================




6  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund



STATEMENT OF ASSETS AND LIABILITIES Continued                                                              November 30, 2001



-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,048,401 and 265,738 shares of beneficial interest outstanding)                                                      $3.95
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                            $4.19

-----------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $667,247
and 170,216 shares of beneficial interest outstanding)                                                                 $3.92

-----------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $299,847
and 76,469 shares of beneficial interest outstanding)                                                                  $3.92

-----------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $710
and 180 shares of beneficial interest outstanding)                                                                     $3.94

-----------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $396 and 100 shares of beneficial interest outstanding)                                                  $3.96



See accompanying Notes to Financial Statements.





7  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund



STATEMENT OF OPERATIONS For the Period from February 16, 2001 (inception of offering) to November 30, 2001


NET INVESTMENT LOSS ALLOCATED FROM MASTER FOCUS TWENTY TRUST
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                                                     $1,896

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES                                                                                                               4,676

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                   (2,780)



FUND INCOME AND EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income from short term obligations                                                                               32

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
Distribution and service plan fees:
Class A                                                                                                                  731
Class B                                                                                                                2,385
Class C                                                                                                                  888
Class N                                                                                                                    2
-----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                                1,547
Class B                                                                                                                1,094
Class C                                                                                                                  410
Class N                                                                                                                    3
Class Y                                                                                                                3,946
-----------------------------------------------------------------------------------------------------------------------------
Legal and other professional fees                                                                                      6,857
-----------------------------------------------------------------------------------------------------------------------------
Administrative fees                                                                                                    3,380
-----------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                    2,472
-----------------------------------------------------------------------------------------------------------------------------
Trustees' fees                                                                                                         1,836
-----------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                             723
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                  2,846
                                                                                                          -------------------
Total expenses                                                                                                        29,120
Less voluntary waiver of transfer and shareholder servicing agent fees-Classes A, B, C and N                            (439)
Less voluntary waiver of transfer and shareholder servicing agent fees-Class Y                                        (3,946)
Less voluntary reimbursement of expenses                                                                             (15,038)
                                                                                                          -------------------
Net expenses                                                                                                           9,697

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                  (12,445)

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM MASTER FOCUS TWENTY TRUST
Net realized gain (loss) on investments                                                                           (1,850,352)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments                                                1,354,181
                                                                                                          -------------------
Net realized and unrealized gain (loss)                                                                             (496,171)

-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                               ($508,616)
                                                                                                          ===================


See accompanying Notes to Financial Statements.


8  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund


STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                PERIOD ENDED
                                                                                                                NOVEMBER 30, 2001(1)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment gain (loss)                                                                                          ($12,445)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                                          (1,850,352)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                               1,354,181
                                                                                                          -------------------
Net increase (decrease) in net assets resulting from operations                                                     (508,616)

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                                                                            1,301,825
Class B                                                                                                              841,255
Class C                                                                                                              363,914
Class N                                                                                                                1,223
Class Y                                                                                                                   --

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                                     1,999,601
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                   17,000 (2)
                                                                                                          -------------------
End of period                                                                                                     $2,016,601
                                                                                                          ===================


1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Reflects the value of the Manager's initial seed money investment at December 22, 2000.

See accompanying Notes to Financial Statements.


9  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund


FINANCIAL HIGHLIGHTS

                                                              CLASS A                CLASS B                CLASS C
                                                              ----------------       ----------------       ----------------
                                                              PERIOD ENDED           PERIOD ENDED           PERIOD ENDED
                                                              NOVEMBER 30, 2001(1)   NOVEMBER 30, 2001(1)   NOVEMBER 30, 2001(1)
--------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                          $10.00                 $10.00                 $10.00
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                             (.02)                  (.03)                  (.03)
Net realized and unrealized gain (loss)                        (6.03)                 (6.05)                 (6.05)
                                                     --------------------------------------------------------------
Total income (loss) from investment operations                 (6.05)                 (6.08)                 (6.08)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $3.95                  $3.92                  $3.92
                                                     ==============================================================
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                           (60.50)%               (60.80)%               (60.80)%
--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                      $1,048                   $667                   $300
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $  444                   $305                   $114
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                            (1.45)%                (2.21)%                (2.23)%
Expenses                                                        3.99%                  4.78%                  4.79%
Expenses, net of voluntary reimbursement of
expenses and waiver of transfer agent fees                      1.84%                  2.46%                  2.18%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       137.66%(4)             137.66%(4)             137.66%(4)


1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.
4. Portfolio turnover rate is representative of the portfolio turnover rate of the Master Focus Twenty Trust included elsewhere in this report.

See accompanying Notes to Financial Statements.






10  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund


FINANCIAL HIGHLIGHTS Continued

                                                                 CLASS N                CLASS Y
                                                                 -----------------      ----------------
                                                                 PERIOD ENDED           PERIOD ENDED
                                                                 NOVEMBER 30, 2001(1)   NOVEMBER 30, 2001(2)
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                              $8.28                 $10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                (.04)                  (.05)
Net realized and unrealized gain (loss)                           (4.30)                 (5.99)
                                                       ----------------------------------------
Total income (loss) from investment operations                    (4.34)                 (6.04)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                    $3.94                  $3.96
                                                       ========================================

------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                              (52.42)%               (60.40)%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                             $1                     $1(4)
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                    $1                     $1
------------------------------------------------------------------------------------------------------
Ratios to average net assets:(5)
Net investment loss                                               (1.06)%                (0.63)%
Expenses                                                           4.01%                503.44%
Expenses, net of voluntary reimbursement of
expenses and waiver of transfer agent fees                         3.07%                  2.83%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          137.66%(6)             137.66%(6)


1.  For the period from March 1, 2001 (inception of offering) to November 30,
2001.
2. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4.  Less than $1,000.
5.  Annualized for periods of less than one full year.
6. Portfolio turnover rate is representative of the portfolio turnover rate of the Master Focus Twenty Trust included elsewhere in this report.

See accompanying Notes to Financial Statements.


11  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund

NOTES TO FINANCIAL STATEMENTS



1.  SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Select Managers Mercury Advisors Focus Growth Fund (the Fund) is a separate series of Oppenheimer Select Managers, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund invests substantially all of its assets in the Master Focus Twenty Trust (the Trust), a registered open-end investment company that has the same goals as the Fund. The financial statements of the Trust are included elsewhere in this report and should be read with the Fund's financial statements. The percentage of the Trust owned by the Fund at November 30, 2001 was 0.46%. The Fund's investment objective is to seek long-term capital appreciation. The Fund's administrator is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C, and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in the notes to Master Focus Twenty Trust included elsewhere in this report.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

As of November 30, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

EXPIRING
----------------------------------
2009            $         468,169

As of November 30, 2001, the Fund had approximately $40,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2010.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


12  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund

NOTES TO FINANCIAL STATEMENTS  Continued



1.  SIGNIFICANT ACCOUNTING POLICIES continued
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the period ended December 31, 2001, amounts have been reclassified to reflect a decrease in paid-in capital of $12,444. Accumulated net investment loss was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

OTHER The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                                     PERIOD ENDED NOVEMBER 30, 2001(1)
                                                     SHARES                  AMOUNT
---------------------------------------------------------------------------------------
CLASS A
Sold                                                 317,853                $1,545,075
Dividends and/or distributions reinvested                 --                        --
Redeemed                                             (53,515)                 (243,250)
                                            -----------------     ---------------------
Net increase (decrease)                              264,338                $1,301,825
                                            =================     =====================

---------------------------------------------------------------------------------------
CLASS B
Sold                                                 185,529                $  898,904
Dividends and/or distributions reinvested                 --                        --
Redeemed                                             (15,413)                  (57,649)
                                            -----------------     ---------------------
Net increase (decrease)                              170,116                $  841,255
                                            =================     =====================

---------------------------------------------------------------------------------------
CLASS C
Sold                                                  94,725                $  436,597
Dividends and/or distributions reinvested                 --                        --
Redeemed                                             (18,356)                  (72,683)
                                            -----------------     ---------------------
Net increase (decrease)                               76,369      $            363,914
                                            =================     =====================


     (1) For the period from February 16, 2001 (inception of offering) to November 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to November 30, 2001, for Class N shares.



13  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund

NOTES TO FINANCIAL STATEMENTS  Continued



2.  SHARES OF BENEFICIAL INTEREST continued

                                                         PERIOD ENDED NOVEMBER 30, 2001(1)
                                                         SHARES                   AMOUNT
---------------------------------------------------------------------------------------
CLASS N
Sold                                                     180                $    1,223
Dividends and/or distributions reinvested                 --                        --
Redeemed                                                  --                        --
                                            -----------------     ---------------------
Net increase (decrease)                                  180                $    1,223
                                            =================     =====================

---------------------------------------------------------------------------------------
CLASS Y
Sold                                                      --                $       --
Dividends and/or distributions reinvested                 --                        --
Redeemed                                                  --                        --
                                            -----------------     ---------------------
Net increase (decrease)                                   --                $       --
                                            =================     =====================


     (1) For the period from February 16, 2001 (inception of offering) to November 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to November 30, 2001, for Class N shares.

3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES
ADMINISTRATION FEES Administration fees paid to the Manager were in accordance with the administration agreement with the Fund which provides for a fee of 0.50% of the average annual net assets of the Fund. During the period ended November 30, 2001, the Fund paid $3,380 to the Manager for administration services.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001 and for all other classes, 0.35% per annum, effective October 1, 2001. Additionally, OFS has voluntarily waived the minimum fee for the Fund for the fiscal year ended November 30, 2001. The voluntary expense limits and waiver may be amended or withdrawn at any time.

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.


14  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund

NOTES TO FINANCIAL STATEMENTS  Continued



3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES continued
The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------
PERIOD ENDED       AGGREGATE     CLASS A           COMMISSIONS ON   COMMISSIONS ON    COMMISSIONS     COMMISSIONS ON
                   FRONT-END     FRONT-END SALES   CLASS A SHARES   CLASS B SHARES    ON CLASS C      CLASS N SHARES
                   SALES         CHARGES           ADVANCED BY      ADVANCED BY       SHARES          ADVANCED BY
                   CHARGES ON    RETAINED BY       DISTRIBUTOR(1)   DISTRIBUTOR(1)    ADVANCED BY     DISTRIBUTOR(1)
                   CLASS A       DISTRIBUTOR                                          DISTRIBUTOR(1)
                   SHARES
------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------
November 30, 2001  $3,891        $2,367            $13              $1,418            $2,569          $2
------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------

     1.The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.



------------------- ---------------------- ----------------------- ----------------------- ------------------------
PERIOD ENDED        CLASS A CONTINGENT     CLASS B CONTINGENT      CLASS C CONTINGENT      CLASS N CONTINGENT
                    DEFERRED SALES         DEFERRED SALES          DEFERRED SALES          DEFERRED SALES CHARGES
                    CHARGES RETAINED BY    CHARGES RETAINED BY     CHARGES RETAINED BY     RETAINED BY DISTRIBUTOR
                    DISTRIBUTOR            DISTRIBUTOR             DISTRIBUTOR
------------------- ---------------------- ----------------------- ----------------------- ------------------------
November 30, 2001   $--                    $--                     $--                     $--
------------------- ---------------------- ----------------------- ----------------------- ------------------------


The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the period ended November 30, 2001, payments under the Class A plan totaled $731 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $31 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.





15  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund

NOTES TO FINANCIAL STATEMENTS  Continued



3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


-----------------------------------------------------------------------------------------------------------
DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE PERIOD ENDED NOVEMBER 30,
2001, WERE AS FOLLOWS:
-----------------------------------------------------------------------------------------------------------
                                                                                    DISTRIBUTOR'S AGGREGATE
                                       AMOUNT          DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS     RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN         DISTRIBUTOR     UNDER PLAN                   CLASS
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS B PLAN        $2,385             $1,821          $3,060                       0.46%
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS C PLAN           888                570           9,640                       3.21
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS N PLAN             2                  1              --                         --
------------------- ------------------ --------------- ---------------------------- -----------------------


4.  BANK BORROWINGS
The fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. Effective november 13, 2001, the fund has entered into an agreement which enables it to participate with other oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the federal funds rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.



16  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund

INDEPENDENT AUDITORS' REPORT



The Board of Trustees and Shareholders of Oppenheimer Select Managers Mercury Advisors Focus Growth Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Select Mercury Advisors Focus Growth Fund, which is a series of Oppenheimer Select Managers, as of November 30, 2001, and the related statement of operations for the period then ended, the statement of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Select Managers Mercury Advisors Focus Growth Fund as of November 30, 2001, the results of its operations for the period then ended, the change in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP

Denver, Colorado
January 16, 2002







17  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund

FEDERAL INCOME TAX INFORMATION  (Unaudited)

In early 2002, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



18  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund

OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND
A Series of Oppenheimer Select Managers


OFFICERS AND TRUSTEES              James C. Swain, Chairman of the Board of
                                       Trustees
                                   John V. Murphy, Trustee and President
                                   William L. Armstrong, Trustee
                                   Robert G. Avis, Trustee
                                   George C. Bowen, Trustee
                                   Edward L. Cameron, Trustee
                                   Jon S. Fossel, Trustee
                                   Sam Freedman, Trustee
                                   C. Howard Kast, Trustee
                                   Robert M. Kirchner, Trustee
                                   F. William Marshall, Jr., Trustee
                                   Robert G. Zack, Vice President and Secretary
                                   Brian W. Wixted, Treasurer
                                   Robert J. Bishop, Assistant Treasurer
                                   Scott T. Farrar, Assistant Treasurer
                                   Katherine P. Feld, Assistant Secretary
                                   Kathleen T. Ives, Assistant Secretary
                                   Denis R. Molleur, Assistant Secretary

INVESTMENT ADVISOR                 Mercury Advisors

ADMINISTRATOR                      OppenheimerFunds, Inc.

SUB-ADMINISTRATOR                  Fund Asset Management, L.P.

DISTRIBUTOR                        OppenheimerFunds Distributor, Inc.

TRANSFER AND
SHAREHOLDER SERVICING
AGENT                              OppenheimerFunds Services

CUSTODIAN FOR THE FOCUS
TWENTY TRUST                       The Bank of New York

INDEPENDENT AUDITORS               Deloitte & Touche LLP

LEGAL COUNSEL                      Myer, Swanson, Adams & Wolf, P.C.


                                   OPPENHEIMER FUNDS ARE DISTRIBUTED BY
                                        OPPENHEIMERFUNDS DISTRIBUTOR, INC.,
                                   498 SEVENTH AVENUE, NEW YORK, NY  10018








                                  (C) Copyright 2002 OppenheimerFunds, Inc.
                                        All rights reserved.

19  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund

Financial Statements for the
Master Focus Twenty Trust

Merrill Lynch Focus Twenty Fund, Inc., November 30, 2001


SCHEDULE OF INVESTMENTS                                                                           Master Focus Twenty Trust

                            Shares                                                                               Percent of
Industry                     Held                    Common Stocks                                     Value     Net Assets
Canada

Semiconductor               210,000   ++Celestica Inc.                                              $    8,880,900     2.1%
Equipment & Products

                                      Total Common Stocks in Canada                                      8,880,900      2.1


United States

Aerospace & Defense         110,000   General Dynamics Corporation                                       9,146,500      2.1

Automobiles                 700,000   Harley-Davidson, Inc.                                             36,806,000      8.6

Biotechnology               407,000   ++Amgen Inc.                                                      26,992,240      6.3
                            570,000   ++IDEC Pharmaceuticals Corporation                                40,065,300      9.3
                            625,000   ++Millennium Pharmaceuticals, Inc.                                21,306,250      5.0
                                                                                                    --------------    -----
                                                                                                        88,363,790     20.6

Commercial Services &       609,800   ++Concord EFS, Inc.                                               18,257,412      4.2
Supplies

Communications              268,500   ++Brocade Communications Systems, Inc.                             8,806,800      2.1
Equipment                 1,125,000   ++Cisco Systems, Inc.                                             22,983,750      5.3
                            350,000   ++QUALCOMM Incorporated                                           20,545,000      4.8
                                                                                                    --------------    -----
                                                                                                        52,335,550     12.2

Computers & Peripherals     540,000   ++Network Appliance, Inc.                                          8,326,800      1.9

Diversified Financials      450,000   ++Nasdaq-100 Shares (a)                                           17,883,000      4.2

Internet Software &         200,000   ++VeriSign, Inc.                                                   7,486,000      1.7
Services

Media                       700,000   ++AOL Time Warner Inc.                                            24,430,000      5.7

Semiconductor               219,000   ++Broadcom Corporation (Class A)                                   9,633,810      2.2
Equipment & Products        340,000   ++KLA-Tencor Corporation                                          17,071,400      4.0
                            120,000   ++Maxim Integrated Products, Inc.                                  6,576,000      1.5
                            531,300   ++RF Micro Devices, Inc.                                          12,884,025      3.0
                                                                                                    --------------    -----
                                                                                                        46,165,235     10.7

Software                    270,000   ++Amdocs Limited                                                   8,928,900      2.1
                            448,500   ++Electronic Arts Inc.                                            27,116,310      6.3
                            370,000   ++Microsoft Corporation                                           23,754,000      5.5
                            500,000   ++VERITAS Software Corporation                                    19,445,000      4.5
                                                                                                    --------------    -----
                                                                                                        79,244,210     18.4

                                      Total Common Stocks in the United States                         388,444,497     90.3

                                      Total Investments in Common Stocks (Cost--$401,966,783)          397,325,397     92.4

Merrill Lynch Focus Twenty Fund, Inc., November 30, 2001


SCHEDULE OF INVESTMENTS (concluded)                                                               Master Focus Twenty Trust

                            Face                                                                                 Percent of
                           Amount                Short-Term Securities                                 Value     Net Assets
United States

Commercial Paper*     US$15,000,000   Gannett Company, 1.98% due 12/07/2001                         $   14,995,050     3.5%
                          9,448,000   General Motors Acceptance Corp., 2.23% due 12/03/2001              9,446,829      2.2
                                                                                                    --------------    -----
                                                                                                        24,441,879      5.7

US Government &          12,000,000   Federal Home Loan Bank, 1.98% due 12/12/2001                      11,992,740      2.8
Agency Obligations*       2,385,000   US Treasury Bills, 1.89% due 12/27/2001                            2,381,707      0.5
                                                                                                    --------------    -----
                                                                                                        14,374,447      3.3

                                      Total Investments in Short-Term Securities
                                      (Cost--$38,816,326)                                               38,816,326      9.0

                                      Total Investments (Cost--$440,783,109)                           436,141,723    101.4



                       Nominal Value
                     Covered by Options                  Issue
Options Written

Call Options Written        295,000   Cisco Systems, Inc., expiring January 2003 at USD 30               (619,500)    (0.2)
                            200,000   Harley-Davidson, Inc., expiring February 2002 at USD 55            (550,000)    (0.1)
                            303,500   KLA-Tencor Corporation, expiring December 2001 at USD 60            (91,043)      0.0
                                                                                                    --------------    -----
                                                                                                       (1,260,543)    (0.3)

Put Options Written          21,000   Broadcom Corp., expiring December 2001 at USD 40                   (163,800)      0.0
                             90,000   Network Appliance, Inc., expiring December 2001 at USD 15           (99,000)      0.0
                                                                                                    --------------    -----
                                                                                                         (262,800)      0.0

                                      Total Options Written (Premiums Received--$1,191,094)            (1,523,343)    (0.3)

                                      Total Investments, Net of Options Written
                                      (Cost--$439,592,015)                                             434,618,380    101.1
                                      Liabilities in Excess of Other Assets                            (4,665,245)    (1.1)
                                                                                                    --------------   ------
                                      Net Assets                                                    $  429,953,135   100.0%
                                                                                                    ==============   ======

*Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust.
++Non-income producing security.
(a)Represents ownership in the Nasdaq-100 Trust, a registered unit investment trust. The investment objective of the Nasdaq-100 Trust is to provide investment results that generally correspond to the price performance and dividend yield of the component stocks of the Nasdaq-100 Index.

See Notes to Financial Statements.

Merrill Lynch Focus Twenty Fund, Inc., November 30, 2001


FINANCIAL INFORMATION

Statement of Assets and Liabilities                                                               Master Focus Twenty Trust

                As of November 30, 2001
Assets:         Investments, at value (including securities loaned of $96,215,450)
                (identified cost--$440,783,109)                                                              $  436,141,723
                Investments held as collateral for loaned securities, at value                                  100,490,000
                Cash                                                                                                134,360
                Receivables:
                   Securities sold                                                       $    3,299,555
                   Contributions                                                                598,729
                   Options written                                                              223,277
                   Loaned securities income                                                       9,539           4,131,100
                                                                                         --------------
                Prepaid expenses and other assets                                                                   226,281
                                                                                                             --------------
                Total assets                                                                                    541,123,464
                                                                                                             --------------

Liabilities:    Collateral on securities loaned, at value                                                       100,490,000
                Options written, at value (premiums received--$1,191,094)                                         1,523,343
                Payables:
                   Securities purchased                                                       7,299,499
                   Withdrawals                                                                1,594,106
                   Investment adviser                                                           189,737           9,083,342
                                                                                         --------------
                Accrued expenses and other liabilities                                                               73,644
                                                                                                             --------------
                Total liabilities                                                                               111,170,329
                                                                                                             --------------

Net Assets:     Net assets                                                                                   $  429,953,135
                                                                                                             ==============

Net Assets      Partners' capital                                                                            $  434,926,770
Consist of:     Unrealized depreciation on investments                                                          (4,973,635)
                                                                                                             --------------
                Net assets                                                                                   $  429,953,135
                                                                                                             ==============

See Notes to Financial Statements.

Merrill Lynch Focus Twenty Fund, Inc., November 30, 2001



FINANCIAL INFORMATION (continued)

Statement of Operations                                                                           Master Focus Twenty Trust

                For the Year Ended November 30, 2001
Investment      Interest and discount earned                                                                $     2,675,776
Income:         Dividends                                                                                           479,456
                Securities lending--net                                                                               9,674
                                                                                                            ---------------
                Total income                                                                                      3,164,906
                                                                                                            ---------------

Expenses:       Investment advisory fees                                                 $    4,617,970
                Offering costs                                                                  142,090
                Accounting services                                                             116,788
                Custodian fees                                                                   47,052
                Professional fees                                                                45,300
                Trustees' fees and expenses                                                      38,219
                Pricing fees                                                                        926
                Printing and shareholder reports                                                    259
                Other                                                                            26,806
                                                                                         --------------
                Total expenses                                                                                    5,035,410
                                                                                                            ---------------
                Investment loss--net                                                                            (1,870,504)
                                                                                                            ---------------

Realized &      Realized loss on investments--net                                                           (1,204,513,199)
Unrealized      Change in unrealized depreciation on investments--net                                           331,418,796
Gain (Loss)                                                                                                 ---------------
on Investments  Net Decrease in Net Assets Resulting from Operations                                        $ (874,964,907)
--Net:                                                                                                      ===============

See Notes to Financial Statements.

Merrill Lynch Focus Twenty Fund, Inc., November 30, 2001


FINANCIAL INFORMATION (concluded)

Statements of Changes in Net Assets                                                               Master Focus Twenty Trust

                                                                                           For the          For the Period
                                                                                          Year Ended       March 3, 2000++
                                                                                         November 30,      to November 30,
Increase (Decrease) in Net Assets:                                                           2001                2000
Operations:     Investment loss--net                                                   $    (1,870,504)    $    (3,410,237)
                Realized loss on investments--net                                       (1,204,513,199)       (277,693,004)
                Change in unrealized depreciation on investments--net                       331,418,796       (336,392,431)
                                                                                       ----------------    ----------------
                Net decrease in net assets resulting from operations                      (874,964,907)       (617,495,672)
                                                                                       ----------------    ----------------

Capital         Proceeds from contributions                                                 404,613,481       1,990,033,148
Transactions:   Fair value of withdrawals                                                 (288,410,915)       (183,922,100)
                                                                                       ----------------    ----------------
                Net increase in net assets derived from net capital transactions            116,202,566       1,806,111,048
                                                                                       ----------------    ----------------

Net Assets:     Total increase (decrease) in net assets                                   (758,762,341)       1,188,615,376
                Beginning of period                                                       1,188,715,476             100,100
                                                                                       ----------------    ----------------
                End of period                                                          $    429,953,135    $  1,188,715,476
                                                                                       ================    ================

++Commencement of operations.

See Notes to Financial Statements.


Financial Highlights                                                                              Master Focus Twenty Trust

                                                                                           For the           For the Period
The following ratios have been derived from                                               Year Ended        March 3, 2000++
information provided in the financial statements.                                        November 30,       to November 30,
                                                                                             2001                 2000
Ratios to       Expenses                                                                           .68%               .90%*
Average                                                                                ================    ================
Net Assets:     Investment loss--net                                                             (.25%)             (.33%)*
                                                                                       ================    ================

Supplemental    Net assets, end of period (in thousands)                               $        429,953    $      1,188,715
Data:                                                                                  ================    ================
                Portfolio turnover                                                              137.66%              62.85%
                                                                                       ================    ================

*Annualized.
++Commencement of operations.

See Notes to Financial Statements.

Merrill Lynch Focus Twenty Fund, Inc., November 30, 2001


NOTES TO FINANCIAL STATEMENTS


Master Focus Twenty Trust


1. Significant Accounting Policies:
Master Focus Twenty Trust (the "Trust") is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Trust may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Trust is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Trust may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Trust is authorized to purchase and write call and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Trust is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Trust's records. However, the effect on operations is recorded from the date the Trust enters into such contracts.

* Foreign currency options and futures--The Trust may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible vari-

Merrill Lynch Focus Twenty Fund, Inc., November 30, 2001

Master Focus Twenty Trust

ations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Trust, sold by the Trust but not yet delivered, or committed or anticipated to be purchased by the Trust.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Trust will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Trust. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest,dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Trust will adopt the provisions to amortize all premiums and discounts on debt securities effective December 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Trust. As of November 30, 2001, no debt securities were held by the Trust.

(f) Securities lending--The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Trust typically receives income on the loaned securities but does not receive income on the collateral. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Trust may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return the borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee at an annual rate of .60% of the average daily value of the Trust's net assets. Prior to December 18, 2001, the rate was .85%.

Merrill Lynch Focus Twenty Fund, Inc., November 30, 2001

Master Focus Twenty Trust


The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of ML & Co., or its affiliates. As of November 30, 2001, the Trust lent securities with a value of $29,487,000 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of November 30, 2001, cash collateral of $29,897,482 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $70,592,518 was invested in the Merrill Lynch Premier Institutional Fund. For the year ended November 30, 2001, QA Advisors received $1,260 in securities lending agent fees.

Prior to January 1, 2001, FAM provided accounting services to the Fund at its cost and the Fund reimbursed FAM for these services. FAM continues to provide certain accounting services to the Fund. The Fund reimburses FAM at its cost for such services. For the year ended November 30, 2001, the Fund reimbursed FAM an aggregate of $33,701 for the above-described services. The Fund entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended November 30, 2001 were $1,164,816,546 and $936,733,899, respectively.

Net realized gains (losses) for the year ended November 30, 2001 and net unrealized losses as of November 30, 2001 were as follows:


                                   Realized            Unrealized
                                Gains (Losses)           Losses

Long-term investments         $(1,219,635,107)     $  (4,641,386)
Short-term investments                   2,842                 --
Options purchased                    6,293,050                 --
Options written                      8,826,016          (332,249)
                              ----------------     --------------
Total investments             $(1,204,513,199)     $  (4,973,635)
                              ================     ==============


As of November 30, 2001, net unrealized depreci-ation for Federal income tax purposes aggregated $15,514,031, of which $39,486,185 related to apprecated securities and $55,000,216 related to depreciated securities. At November 30, 2001, the aggregate cost of investments, including options, for Federal income tax purposes was $450,132,411.

Transactions in call options written for the year ended November 30, 2001 were as follows:

                                       Nominal
                                        Value           Premiums
                                       Covered          Received

Outstanding call options written,
beginning of year                             --               --
Options written                        3,238,500    $  11,638,680
Options closed                       (2,440,000)     (10,581,651)
                                   -------------    -------------
Outstanding call options
written, end of year                     798,500    $   1,057,029
                                   =============    =============


Transactions in put options written for the year ended November 30, 2001 were as follows:

                                       Nominal
                                        Value           Premiums
                                       Covered          Received

Outstanding put options written,
beginning of year                             --               --
Options written                          842,000     $    900,565
Options closed                         (731,000)        (766,500)
                                   -------------    -------------
Outstanding put options
written, end of year                     111,000    $     134,065
                                   =============    =============

Merrill Lynch Focus Twenty Fund, Inc., November 30, 2001


NOTES TO FINANCIAL STATEMENTS (concluded)


Master Focus Twenty Trust


4. Short-Term Borrowings:
The Trust, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Trust may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .09% per annum based on the Trust's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Trust did not borrow under the credit agreement during the year ended November 30, 2001. On November 30, 2001, the credit agreement was renewed for one year.

Merrill Lynch Focus Twenty Fund, Inc., November 30, 2001


INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Investors
Master Focus Twenty Trust:

We have audited the accompanying statement of assets and liabilities of Master Focus Twenty Trust, including the schedule of investments as of November 30, 2001, the related statements of operations for the year then ended, changes in net assets and the financial highlights for the year then ended and for the period March 3, 2000 (commencement of operations) to November 30, 2000. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Focus Twenty Trust as of November 30, 2001, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
New York, New York
January 2, 2002







































































































RA0510.001.1101                           January 29, 2002